Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Attributable to the shareholders of the Company [Member]	Share capital [Member]	Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance as at Start of Period at Dec. 31, 2019	$ 4,061	$ 3,925	$ 546	$ 198	$ (442)	$ 3	$ (260)	$ 3,880	$ 136
Share-based compensation	8	8	0	6	0	2	0	0	0
Dividends	(119)	(118)	0	0	0	0	0	(118)	(1)
Total Comprehensive income	138	115	0	0	108	17	0	(10)	23
Balance as at End of Period at Dec. 31, 2020	4,088	3,930	546	204	(334)	22	(260)	3,752	158
Share-based compensation	6	6	2	20	0	(16)	0	0	0
Dividends	(279)	(276)	0	0	0	0	0	(276)	(3)
Total Comprehensive income	921	867	0	0	(110)	132	0	845	54
Balance as at End of Period at Dec. 31, 2021	4,736	4,527	548	224	(444)	138	(260)	4,321	209
Share-based compensation	13	13	1	9	0	3	0	0	0
Dividends	(1,166)	(1,166)	0	0	0	0	0	(1,166)	0
Total Comprehensive income	2,130	2,090	0	0	(126)	(14)	0	2,230	40
Balance as at End of Period at Dec. 31, 2022	$ 5,713	$ 5,464	$ 549	$ 233	$ (570)	$ 127	$ (260)	$ 5,385	$ 249